Condensed Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Condensed Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
CMO accrued expenses		$ 2,119	$ 925
Accrued employee and related compensation expenses		613	783
General and administrative accrued expenses		608
License option liability, current		400	400
Research and development accrued expenses	$ 900	363	338
Accrued tax liabilities			90
Other		14	59
Total		$ 4,117	$ 2,595